Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.4%)
Fox Corp.	257,588	8,998

Total		8,998

Consumer Discretionary (8.4%)
Advance Auto Parts, Inc.	63,561	11,663
Aptiv PLC *	18,984	2,618
BorgWarner, Inc.	153,118	7,099
Dollar Tree, Inc. *	71,549	8,190
Genuine Parts Co.	64,998	7,513
Honda Motor Co., Ltd., ADR	222,026	6,705
Mohawk Industries, Inc. *	8,832	1,698
Polaris Industries, Inc.	29,506	3,939
Sodexo SA *	66,374	6,365

Total		55,790

Consumer Staples (8.4%)
Conagra Brands, Inc.	327,438	12,312
The J.M. Smucker Co.	69,888	8,843
Kellogg Co.	105,088	6,652
Kimberly-Clark Corp.	41,586	5,782
Koninklijke Ahold Delhaize NV	392,381	10,928
Mondelez International, Inc.	29,444	1,723
Orkla ASA	552,689	5,418
Sysco Corp.	51,293	4,039

Total		55,697

Energy (3.3%)
Baker Hughes	153,415	3,315
Cimarex Energy Co.	59,264	3,520
ConocoPhillips	204,588	10,837
Pioneer Natural Resources Co.	28,138	4,469

Total		22,141

Financials (18.9%)
AFLAC, Inc.	202,132	10,345
Ameriprise Financial, Inc.	39,491	9,180
Arthur J. Gallagher & Co.	29,971	3,739
The Bank of New York Mellon Corp.	321,573	15,207
Brown & Brown, Inc.	14,088	644
Capitol Federal Financial, Inc.	226,770	3,004
Chubb, Ltd.	75,172	11,875
Commerce Bancshares, Inc.	73,022	5,594
Eastern Bankshares, Inc.	158,771	3,063
M&T Bank Corp.	40,484	6,138
Northern Trust Corp.	149,289	15,692

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
PNC Financial Services Group, Inc.	21,844	3,832
Reinsurance Group of America, Inc.	84,823	10,692
State Street Corp.	52,377	4,400
T. Rowe Price Group, Inc.	38,754	6,650
Truist Financial Corp.	171,674	10,012
Westamerica Bancorporation	69,917	4,389

Total		124,456

Health Care (15.3%)
Becton Dickinson and Co.	29,271	7,117
Cardinal Health, Inc.	192,192	11,676
Cerner Corp.	148,332	10,662
Cigna Corp.	21,457	5,187
Envista Holdings Corp. *	144,712	5,904
Henry Schein, Inc. *	126,235	8,741
Hill-Rom Holdings, Inc.	24,985	2,760
McKesson Corp.	42,982	8,383
Quest Diagnostics, Inc.	91,030	11,683
Universal Health Services, Inc. - Class B	85,532	11,409
Zimmer Biomet Holdings, Inc.	107,721	17,244

Total		100,766

Industrials (19.1%)
BAE Systems PLC	966,688	6,730
Beacon Roofing Supply, Inc. *	11,331	593
Crane Co.	38,149	3,583
Cummins, Inc.	14,434	3,740
Emerson Electric Co.	152,377	13,747
General Dynamics Corp.	47,963	8,708
Heartland Express, Inc.	271,215	5,310
Hubbell, Inc.	57,973	10,835
IMI, PLC	333,548	6,134
Johnson Controls International PLC	98,287	5,865
MSC Industrial Direct Co., Inc. - Class A	100,978	9,107
Norfolk Southern Corp.	2,226	598
nVent Electric PLC	436,056	12,170
Oshkosh Corp.	62,241	7,386
PACCAR, Inc.	51,787	4,812
Republic Services, Inc.	100,501	9,985
Southwest Airlines Co. *	188,757	11,525
Textron, Inc.	89,133	4,999

Total		125,827

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Information Technology (5.3%)
Amdocs, Ltd.	31,780	2,229
Applied Materials, Inc.	12,333	1,648
CDK Global, Inc.	68,821	3,721
F5 Networks, Inc. *	30,980	6,463
HP, Inc.	266,051	8,447
Juniper Networks, Inc.	141,817	3,592
Open Text Corp.	105,353	5,026
TE Connectivity, Ltd.	31,447	4,060

Total		35,186

Materials (5.5%)
Axalta Coating Systems, Ltd. *	174,135	5,151
Graphic Packaging Holding Co.	331,462	6,019
Mondi PLC	363,773	9,278
Packaging Corp. of America	30,261	4,069
Sonoco Products Co.	186,564	11,810

Total		36,327

Real Estate (4.6%)
Equinix, Inc.	5,191	3,528
Essex Property Trust, Inc.	16,266	4,422
Healthcare Trust of America, Inc.	146,471	4,040
Healthpeak Properties, Inc.	240,027	7,618
MGM Growth Properties LLC - Class A	212,142	6,920
Weyerhaeuser Co.	101,346	3,608

Total		30,136

Utilities (7.9%)
Ameren Corp.	14,468	1,177
Atmos Energy Corp.	57,986	5,732
Edison International	182,345	10,685
Evergy, Inc.	66,198	3,941
NorthWestern Corp.	163,211	10,641
Pinnacle West Capital Corp.	144,615	11,764
Spire, Inc.	74,688	5,519
Xcel Energy, Inc.	38,063	2,532

Total		51,991

Total Common Stocks (Cost: $527,901)		647,315

Mid Cap Value Portfolio

Investment Companies (1.1%)	Shares/ Par +	Value $ (000’s)
Investment Companies (1.1%)
iShares Russell Midcap Value Index Fund	71,058	7,767

Total		7,767

Total Investment Companies (Cost: $7,877)		7,767

Short-Term Investments (1.9%)
Money Market Funds (1.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	12,397,226	12,397

Total		12,397

Total Short-Term Investments (Cost: $12,397)		12,397

Total Investments (101.1%) (Cost: $548,175)@		667,479

Other Assets, Less Liabilities (-1.1%)		(7,566)

Net Assets (100.0%)		659,913

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	1,863	1,482	6/30/21	$—	$(6)	$(6)
Sell	Morgan Stanley Capital Services, Inc.	CAD	1,863	1,483	6/30/21	14	—	14
Sell	Morgan Stanley Capital Services, Inc.	EUR	12,646	14,856	6/30/21	247	—	247
Sell	Morgan Stanley Capital Services, Inc.	GBP	13,898	19,165	6/30/21	178	—	178
Buy	Morgan Stanley Capital Services, Inc.	JPY	27,682	250	6/30/21	—	(5)	(5)
Sell	Morgan Stanley Capital Services, Inc.	JPY	462,032	4,176	6/30/21	61	—	61
Sell	Morgan Stanley Capital Services, Inc.	NOK	39,161	4,578	6/30/21	43	—	43

						$543	$(11)	$532

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$543	—	$543	$(11)	—	—	$(11)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing

Mid Cap Value Portfolio

#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $548,175 and the net unrealized appreciation of investments based on that cost was $119,836 which is comprised of $121,572 aggregate gross unrealized appreciation and $1,736 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks	$647,315	$—	$—
Investment Companies	7,767	—	—
Short-Term Investments	12,397	—	—
Other Financial Instruments^
Forward Currency Contracts	—	543	—

Total Assets:	$667,479	$543	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(11)	—

Total Liabilities:	$—	$(11)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements
ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand